Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information [Abstract]
Geographic Information

NOTE 8: GEOGRAPHIC INFORMATION

The Company conducts its business on the basis of one reportable segment. The Company has adopted ASC 280, "Segment Reporting".

a. Revenues from external customers:

	Year ended December 31,
	2009	2010	2011

Israel	$1,544	$2,047	$2,044
North America	8,032	9,184	12,655
Europe	3,776	4,454	4,869
Asia	1,508	1976	3,036
Other	329	500	412

	$15,189	$18,161	$23,016

For the years ended December 31, 2009, 2010 and 2011, there are no major customers.

b. The Company's net amount of long-lived assets is as follows:

	December 31
	2010	2011

Israel	$261	$246
U.S.A.	5,169	4,144

	$5,430	$4,390